April 23, 2004



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

                RE: Merrill Lynch Dragon Fund, Inc.
                    Post-Effective Amendment No. 16
                    to the Registration Statement on
                    Form N-1A (Securities Act File
                    No. 33-46216, Investment Company
                    Act File No. 811-6581)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
        Securities Act of 1933, as amended
        (the "1933 Act"), Merrill Lynch
        Dragon Fund, Inc. (the "Fund")
        hereby certifies that:

(1)     the form of Prospectus and Statement
        of Additional Information that would
        have been filed pursuant to Rule 497(c)
        under the 1933 Act would not have
        differed from that contained in
        Post-Effective Amendment No. 16 to
        the Fund's Registration Statement on
        Form N-1A; and

(2)     the text of Post-Effective Amendment
        No. 16 to the Fund's Registration
        Statement on Form N-1A was filed
        electronically with the Securities
        and Exchange Commission on
        April 22, 2004.

Sincerely,

Merrill Lynch Dragon Fund, Inc.

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund